Short-Term Borrowings (Details) - Schedule of Short-Term borrowings - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule of Short-Term borrowings [Abstract]
Short-term borrowings	$ 2,811,555	$ 310,395